Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
(A) CASH FLOW FROM OPERATING ACTIVITIES
Profit/(loss) before tax for the year	$ (113,537,062)	$ 36,108,371	$ 37,810,922
Adjustments for non-cash items (Note 32)	18,960,826	14,960,995	4,198,599
Adjustments for non-operating incomes and expenses (Note 32)	34,050,541	29,011,112	25,859,298
Changes in operating assets and liabilities (Note 32)	32,615,146	(68,644,523)	(70,904,940)
Total Adjustments to reconcile profit (loss)	(27,910,549)	11,435,955	(3,036,121)
Income taxes paid	(468,492)	(5,648,895)	(3,435,386)
Net cash generated from/(used in) operating activities	(28,379,041)	5,787,060	(6,471,507)
(B) CASH FLOW FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(442,568)	(71,885)	(568,346)
Purchase of intangible assets	0	0	0
Advance for property, plant and equipment	0	0	0
Proceeds from sale of property, plant and equipment	52,208	2,262	31,759
Net cash outflow on acquisition of subsidiaries	0	0	0
Proceeds from term deposits	12,459,795	17,230,029	16,572,440
Investments in term deposits	(10,705,256)	(14,189,981)	(15,534,982)
Purchase of short term investments			(38,245)
Proceeds from the sale of short term investments			228,260
Interest received	83,563	381,144	1,156,596
Net cash used in investing activities	1,447,742	3,351,569	1,847,482
(C) CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issue of shares	0	0	0
Net proceeds from short term debt	33,494,022	9,384,793	10,293,533
Proceeds from long term debt			19,123
Repayment of long term debt	(24,029)	(463,035)	(896,896)
Interest paid	(25,872,309)	(27,520,656)	(31,260,950)
Net cash generated from financing activities	7,597,684	(18,598,898)	(21,845,190)
(D)Effect of change in exchange rate on cash and cash equivalents	3,718,602	8,879,423	(2,779,206)
Net increase/(decrease) in cash and cash equivalents (A+B+C+D)	(15,615,013)	(580,846)	(29,248,421)
Cash and cash equivalents at the beginning of the year	16,831,655	17,412,501	46,660,922
Cash and cash equivalents at the end of the year	$ 1,216,642	$ 16,831,655	$ 17,412,501